COMMITMENTS AND CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2020
COMMITMENTS AND CONTINGENT LIABILITIES
COMMITMENTS AND CONTINGENT LIABILITIES

20.  COMMITMENTS AND CONTINGENT LIABILITIES

a)	Performance bonds

In the normal course of business, GFL is required to provide performance bonds in respect of certain contracts which guarantee payment for labour, material and services in the event of a default by GFL.

GFL has executed indemnity agreements in favour of the surety of these bonds. As at December 31, 2020, the aggregate contract limit for the bonds totaled $1,697.4 million ($778.6 million as at December 31, 2019).

b)	Contingent liabilities

In the normal course of business activities, GFL is subject to a number of claims and legal actions that may be made by customers, suppliers or others. Though the final outcome of actions outstanding or pending at the end of the period is not determinable, management believes the resolutions will not have a material effect on the financial position, statement of operations or cash flow of GFL.